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                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                     Registration No. 333-118218


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

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                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                SUPPLEMENT TO THE
     SEASONS TRIPLE ELITE VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
      SEASONS SELECT II VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005

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EFFECTIVE JANUARY 23, 2006, THE MANAGER TO THE EQUITY SLEEVE OF THE BALANCED
COMPONENT OF EACH OF THE MULTI-MANAGED GROWTH PORTFOLIO, MULTI-MANAGED MODERATE GROWTH PORTFOLIO, MULTI-MANAGED INCOME/EQUITY PORTFOLIO AND MULTI-MANAGED INCOME PORTFOLIO (COLLECTIVELY "MULTI-MANAGED PORTFOLIOS") HAS BEEN REPLACED AS
FOLLOWS:

        Previous:  AIG SunAmerica Asset Management Corp.
        New Manager: Lord, Abbett & Co. LLC


EFFECTIVE JANUARY 23, 2006, THE FOCUS VALUE PORTFOLIO MANAGER HAS BEEN REPLACED AS FOLLOWS:

        Previous Manager: American Century Investment Management, Inc. New Manager: Northern Trust Investments, N.A.



Date:  January 23, 2006


                Please keep this Supplement with your Prospectus


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